Events after the reporting period	12 Months Ended
Dec. 31, 2018
Events After The Reporting Period [Line Items]
Disclosure Of Events After Reporting Period Explanatory

Note 38 Events after the reporting period

Events subsequent to the publication of the unaudited fourth quarter 2018 report

The 2018 results and the balance sheet as of 31 December 2018 differ from those presented in the unaudited fourth quarter 2018 report published on 22 January 2019 as a result of events adjusted for after the balance sheet date. Provisions for litigation, regulatory and similar matters increased, which reduced 2018 operating profit before tax and 2018 net profit attributable to shareholders each by USD 382 million. As a result, basic earnings per share decreased by USD 0.10 and diluted earnings per share decreased by USD 0.09.

  Refer to Note 21 for more information on provisions for litigation, regulatory and similar matters

UBS AG
Events After The Reporting Period [Line Items]
Disclosure Of Events After Reporting Period Explanatory

Note 38 Events after the reporting period

Events subsequent to the publication of the unaudited fourth quarter 2018 report

The 2018 results and the balance sheet as of 31 December 2018 differ from those presented in the unaudited fourth quarter 2018 report published on 22 January 2019 as a result of events adjusted for after the balance sheet date. Provisions for litigation, regulatory and similar matters increased, which reduced 2018 operating profit before tax and 2018 net profit attributable to shareholders each by USD 382 million.

  Refer to Note 21 for more information on provisions for litigation, regulatory and similar matters